UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

    X     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

              January 1, 2016                 to               December 31, 2016

Date of Report (Date of earliest event reported)                        February 1, 2017

Commission File Number of securitizer:                            025-02822

Central Index Key Number of securitizer:                          0001671713

                                      Trey Gulledge, (214) 420-5931
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: __________________

                                           Tax Ease Holdings, LLC
(Exact name of securitizer as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  __________________
Central Index Key Number of underwriter (if applicable):  __________________

___________________________ ________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 1, 2017

TAX EASE HOLDINGS, LLC
(Securitizer)

By:	/s/ Trey Gulledge
Name: Trey Gulledge
Title: Chief Investment Officer

By:	/s/ Richard Gordon
Name: Richard Gordon
Title: Director